Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug. 19, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

Supplement dated November 18, 2020

to the Summary Prospectus and Prospectus dated August 19, 2020

On November 18, 2020, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved Lord, Abbett & Co. LLC (“Lord Abbett”) as an additional subadviser to the Fund effective November 23, 2020 (the “Effective Date”).

On the Effective Date, the fourth sentence of the eleventh paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the third sentence of the twelfth paragraph under the “More About the Fund — SIX CIRCLES CREDIT OPPORTUNITIES FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The Adviser currently allocates Fund assets to the following Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”), PGIM, Inc. (“PGIM”), Federated Investment Management Company (“Federated”), and Lord, Abbett & Co. LLC (“Lord Abbett”).

On the Effective Date, the following is added as the last paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the last paragraph under the “More About the Funds — SIX CIRCLES CREDIT OPPORTUNITIES FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to Lord Abbett:

Lord Abbett — Short Duration Credit

With respect to its allocated portion of the Fund, the Lord Abbett portfolio management team utilizes a multi-sector, credit focused approach, emphasizing the short maturity segments of investment grade corporate bonds, commercial mortgage-backed securities (“CMBS”), asset-backed securities, and high yield corporate bonds. The team may, and typically does, invest substantially in CMBS, including lower-rated CMBS. The team combines top-down and bottom-up analysis to construct its strategic yield-based portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Lord Abbett team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks. The Lord Abbett team employs bottom-up analysis to identify and select securities for investment based on in-depth company, industry, and market research and analysis. Lord Abbett may actively rotate sector exposure based on its assessment of relative value. The Lord Abbett team may also consider environmental, social, and governance factors in investment decisions. Lord Abbett may engage in active and frequent trading of portfolio securities in its allocated portion of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

Six Circles Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

Supplement dated November 18, 2020

to the Summary Prospectus and Prospectus dated August 19, 2020

On November 18, 2020, the Board of Trustees for the Six Circles Credit Opportunities Fund (the “Fund”) approved Lord, Abbett & Co. LLC (“Lord Abbett”) as an additional subadviser to the Fund effective November 23, 2020 (the “Effective Date”).

On the Effective Date, the fourth sentence of the eleventh paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the third sentence of the twelfth paragraph under the “More About the Fund — SIX CIRCLES CREDIT OPPORTUNITIES FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The Adviser currently allocates Fund assets to the following Sub-Advisers: BlackRock Investment Management, LLC (“BlackRock”), PGIM, Inc. (“PGIM”), Federated Investment Management Company (“Federated”), and Lord, Abbett & Co. LLC (“Lord Abbett”).

On the Effective Date, the following is added as the last paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Summary Prospectus and Prospectus and the last paragraph under the “More About the Funds — SIX CIRCLES CREDIT OPPORTUNITIES FUND (THE “FUND”) — Principal Investment Strategies” section of the Prospectus, relating to Lord Abbett:

Lord Abbett — Short Duration Credit

With respect to its allocated portion of the Fund, the Lord Abbett portfolio management team utilizes a multi-sector, credit focused approach, emphasizing the short maturity segments of investment grade corporate bonds, commercial mortgage-backed securities (“CMBS”), asset-backed securities, and high yield corporate bonds. The team may, and typically does, invest substantially in CMBS, including lower-rated CMBS. The team combines top-down and bottom-up analysis to construct its strategic yield-based portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Lord Abbett team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks. The Lord Abbett team employs bottom-up analysis to identify and select securities for investment based on in-depth company, industry, and market research and analysis. Lord Abbett may actively rotate sector exposure based on its assessment of relative value. The Lord Abbett team may also consider environmental, social, and governance factors in investment decisions. Lord Abbett may engage in active and frequent trading of portfolio securities in its allocated portion of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE